Related Party Transactions - Additional Information (Detail) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 12, 2016	Jun. 30, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 30, 2017	Jan. 03, 2017	Nov. 30, 2016	Nov. 17, 2016	Mar. 30, 2016	Oct. 15, 2015	Oct. 14, 2015	Sep. 30, 2015
Accounts and Other Receivables, Net, Current		$ 806,148		$ 464,085	$ 581,213
Salaries, Wages and Officers' Compensation	$ 25,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										555,555	1,111,111
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.1485						$ 10.00	$ 9.00	$ 9.00
Network Medical Management [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						850,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 11
Payments to Acquire Businesses, Gross		438,307	$ 930,169
Notes Payable, Other Payables [Member]
Debt Instrument, Interest Rate, Effective Percentage					9.00%
Long-term Debt, Gross					$ 104,500
Rob Mikitarian [Member] | Notes Receivable [Member]
Debt Instrument, Face Amount													$ 150,000
Debt Instrument, Interest Rate, Effective Percentage													3.00%
Accounts and Other Receivables, Net, Current		$ 150,000		$ 150,000	150,000
Dr. Liviu Chindris [Member] | Notes Receivable [Member]
Debt Instrument, Face Amount													$ 105,000
Debt Instrument, Interest Rate, Effective Percentage													3.00%
Accounts and Other Receivables, Net, Current				105,000	150,000
Augusta Consultant [Member]
Due to Related Parties, Total				11,300	9,500
Augusta Consulting Agreement [Member]
Technology Services Costs				$ 280,000	770,000
Director [Member]
Proceeds From Issue Of Preferred Stock And Warrants					$ 15,000,000
Liviu Chindris [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								5,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 9.00
APA ACO, Inc [Member]
Equity Method Investment, Ownership Percentage		50.00%	50.00%
Chindris Note [Member] | Liviu Chindris [Member]
Debt Instrument, Face Amount								$ 400,000
Debt Instrument, Interest Rate, Stated Percentage								12.00%	12.00%
Promissory Note [Member]
Debt Instrument, Face Amount							$ 5,000,000